STRATIGOS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2001

                             STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    CONTENTS

Report of Independent Auditors............................................    1
Statement of Assets, Liabilities and Members' Capital.....................    2
Statement of Operations...................................................    3
Statement of Changes in Members' Capital - Net Assets.....................    4
Notes to Financial Statements.............................................    5
Schedule of Portfolio Investments.........................................   11
Schedule of Securities Sold, Not Yet Purchased............................   14

[GRAPHICS OMITTED]

ERNST & YOUNG

 o Ernst & Young LLP                o Phone: (212) 773-3000
   787 Seventh Avenue                 www.ey.com
   New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS

 Report of Independent Auditors

 To the Members of
   Stratigos Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of Stratigos Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Stratigos Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.




                                                    /s/ ERNST & YOUNG LLP



February 8, 2002

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  DECEMBER 31, 2001
ASSETS

Cash and cash equivalents                                              $   546
Investment in securities, at market (cost - $14,559)                    11,911
Due from broker                                                          1,880
Receivable for investment securities sold                                  881
Interest receivable                                                          3
                                                                       -------
        TOTAL ASSETS                                                    15,221
                                                                       -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $1,880)        1,227
Withdrawals payable                                                      2,331
Administration fees payable                                                 13
Payable for investment securities purchased                                861
Accrued expenses                                                           104
                                                                       -------
        TOTAL LIABILITIES                                                4,536
                                                                       -------
             NET ASSETS                                                $10,685
                                                                       =======
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                              $12,680
Net unrealized depreciation on investments                              (1,995)
                                                                       -------
        MEMBERS' CAPITAL - NET ASSETS                                  $10,685
                                                                       =======

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                YEAR ENDED
                                                            DECEMBER 31, 2001

INVESTMENT INCOME
    Interest                                                    $     23
    Dividends                                                          3
                                                                --------
                                                                      26
                                                                --------
EXPENSES
        Administration fees                                          198
        Professional fees                                            131
        Accounting and investor services fees                         94
        Custodian fees                                                38
        Board of Managers' fees and expenses                          24
        Interest expense                                               6
        Dividends on securities sold, not yet purchased                3
        Insurance expense                                              4
        Miscellaneous                                                 47
                                                                --------
           TOTAL EXPENSES                                            545
                                                                --------
           NET INVESTMENT LOSS                                      (519)
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    REALIZED GAIN (LOSS) FROM:
        Investment securities                                    (21,038)
        Securities sold, not yet purchased                            89
                                                                --------
           NET REALIZED LOSS ON INVESTMENTS                      (20,949)

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS           9,361
                                                                --------
           NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (11,588)
                                                                --------
           DECREASE IN MEMBERS' CAPITAL DERIVED FROM
             INVESTMENT ACTIVITIES                              $(12,107)
                                                                ========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                    PERIOD FROM
                                                                                   SEPTEMBER 1, 2000
                                                                                   (COMMENCEMENT OF
                                                            YEAR ENDED              OPERATIONS) TO
                                                         DECEMBER 31, 2001         DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES
    Net investment loss                                       $   (519)               $   (443)
    Net realized loss on investments                           (20,949)                 (8,889)
    Net change in unrealized depreciation on
        investments                                              9,361                 (11,356)
                                                              --------                --------
        DECREASE IN MEMBERS' CAPITAL DERIVED
             FROM INVESTMENT ACTIVITIES                        (12,107)                (20,688)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                        1,877                  44,012
    Capital withdrawals                                         (2,331)                      0
    Syndication costs                                               (4)                    (74)
                                                              --------                --------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                    (458)                 43,938

        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                 23,250                       0
                                                              --------                --------
        MEMBERS' CAPITAL AT END OF PERIOD                     $ 10,685                $ 23,250
                                                              ========                ========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

     1.  ORGANIZATION


         Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of April 26, 2000. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2001, $545,212 in cash equivalents was held at PNC Bank.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $961,871 and $29,838,208 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .10417% (1.25% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the period ended December 31, 2001, there was no Incentive Allocation to the Adviser.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees (including meeting fees and the pro-rata annual retainer) and expenses paid to the Managers totaled $23,700.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and,  in  that  capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $24,951,614 and $29,927,474, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized depreciation on investments was $1,995,206 consisting of $1,503,610 gross unrealized appreciation and $3,498,816 gross unrealized depreciation.

         Due from broker represents proceeds from securities sold, not yet purchased held at the prime broker as of December 31, 2001.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2001, the Company had no outstanding margin borrowing. For the year ended December 31, 2001, the average daily amount of such borrowings was $89,316, and the daily weighted average annualized interest rate was 6.18%.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2001.

         The Company may maintain cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         There were no transactions in purchased or written options during the year ended December 31, 2001.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                           SEPTEMBER 1, 2000
                                                                                                           (COMMENCEMENT OF
                                                                                  YEAR ENDED                OPERATIONS) TO
                                                                               DECEMBER 31, 2001           DECEMBER 31, 2000
                                                                               -----------------           -----------------

         Net assets, end of period (000)                                          $10,685                      $23,250
         Ratio of net investment loss to average net assets                         (3.40%)                      (5.18%)*
         Ratio of expenses to average net assets                                     3.57%                        5.80%*
         Portfolio turnover                                                        147.61%                       68.25%
         Total return **                                                           (48.76%)                     (51.12%)
         Average debt ratio                                                          0.58%                        2.11%

         *  Annualized.

         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.


     8.  SUBSEQUENT EVENT

         Effective January 1, 2002 and February 1, 2002, the Company received initial and additional capital contributions from members of $25,000 and $50,000, respectively.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
             SHARES                                                            MARKET VALUE
                    COMMON STOCK - 111.47%
                      AEROSPACE/DEFENSE - EQUIPMENT - 0.19%
                940     United Defense Industries, Inc.*                       $    19,787
                                                                               -----------
                      APPLICATIONS SOFTWARE - 9.42%
             11,850     Microsoft Corp.*                                           785,062
              7,900     Siebel Systems, Inc.*                                      221,042
                                                                               -----------
                                                                                 1,006,104
                                                                               -----------
                      BUSINESS-TO-BUSINESS/E-COMMERCE - 1.51%
             20,400     i2 Technologies, Inc.*                                     161,160
                                                                               -----------
                      COMPUTERS - 4.27%
             16,800     Dell Computer Corp.*                                       456,624
                                                                               -----------
                      COMPUTERS - MEMORY DEVICES - 4.64%
             11,060     VERITAS Software Corp.*                                    495,820
                                                                               -----------
                      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 1.75%
              6,968     ARAMARK Corp., Class B*                                    187,439
                                                                               -----------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.70%
              8,300     Flextronics International Ltd.*                            199,117
              9,880     Sanmina - SCI Corp.*                                       196,612
                                                                               -----------
                                                                                   395,729
                                                                               -----------
                      ELECTRONIC COMPONENTS - SEMICONDUCTOR - 17.46%
             16,750     Altera Corp.*                                              355,435
             27,590     Conexant Systems, Inc.*                                    396,192
             17,070     Intel Corp.                                                536,852
              9,810     National Semiconductor Corp.*                              302,050
              9,810     Texas Instruments, Inc.                                    274,680
                                                                               -----------
                                                                                 1,865,209
                                                                               -----------
                      ELECTRONIC DESIGN AUTOMATION - 2.01%
              9,810     Cadence Design Systems, Inc.*                              215,035
                                                                               -----------

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
             SHARES                                                            MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                      ENTERPRISE SOFTWARE/SERVICES - 6.30%
              9,810     Micromuse, Inc.*                                       $   147,150
              6,730     PeopleSoft, Inc.*                                          270,546
              8,000     SAP AG - Sponsored ADR                                     255,440
                                                                               -----------
                                                                                   673,136
                                                                               -----------
                      INDEX FUNDS - 12.96%
              3,010     Biotech HOLDRs Trust*                                      397,320
              9,880     Nasdaq - 100 Index Tracking Stock*                         384,431
              8,140     Software HOLDRs Trust*                                     367,928
              9,810     Technology Select Sector SPDR Fund*                        235,440
                                                                               -----------
                                                                                 1,385,119
                                                                               -----------
                      INTERNET SECURITY - 2.39%
              9,880     Network Associates, Inc.*                                  255,398
                                                                               -----------
                      MULTIMEDIA - 2.05%
              7,900     Gemstar - TV Guide International, Inc.*                    218,830
                                                                               -----------
                      NETWORKING PRODUCTS - 8.44%
             28,700     Cisco Systems, Inc.*                                       519,757
              5,890     Emulex Corp.*                                              232,714
              7,900     Juniper Networks, Inc.*                                    149,705
                                                                               -----------
                                                                                   902,176
                                                                               -----------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 20.26%
             10,950     Analog Devices, Inc.*                                      486,071
             12,500     Integrated Circuit Systems, Inc.*                          282,375
             11,567     Marvell Technology Group Ltd.*                             414,330
             10,550     Maxim Integrated Products, Inc.*                           553,980
             11,770     Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored    202,091
             23,550     United Microelectronics Corp. - Sponsored ADR*             226,080
                                                                               -----------
                                                                                 2,164,927
                                                                               -----------

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
             SHARES                                                            MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                      SEMICONDUCTOR EQUIPMENT - 7.29%
              5,890     Applied Materials, Inc.*                               $   236,189
             12,500     ASM International N.V.*                                    243,875
              6,030     KLA - Tencor Corp.*                                        298,847
                                                                               -----------
                                                                                   778,911
                                                                               -----------
                      TELECOMMUNICATION EQUIPMENT - 5.70%
             10,200     Comverse Technology, Inc.*                                 228,174
              7,550     QUALCOMM, Inc.*                                            381,275
                                                                               -----------
                                                                                   609,449
                                                                               -----------
                      WEB HOSTING/DESIGN - 0.00%
                  1     Exodus Communications, Inc.*                                    --
                                                                               -----------
                      WEB PORTALS/ISP - 1.13%
              9,880     EarthLink, Inc.*                                           120,239
                                                                               -----------

                        TOTAL INVESTMENTS (COST $14,559,225) - 111.47%          11,911,092
                                                                               -----------
                        LIABILITIES LESS OTHER ASSETS - (11.47%)**              (1,226,080)
                                                                               -----------
                        NET ASSETS - 100.00%                                   $10,685,012
                                                                               ===========

*  Non-income producing security.
** Includes $545,212 invested in a PNC Bank Money Market Account, which is 5.10% of net assets.

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
             SHARES                                                            MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (11.48%)
                      APPLICATIONS SOFTWARE - (2.07%)
              7,900     Siebel Systems, Inc.                                   $  (221,042)
                                                                               -----------
                      COMMERCIAL SERVICES - FINANCE - (2.05%)
              6,300     Paychex, Inc.                                             (219,555)
                                                                               -----------
                      DATA PROCESSING/MANAGEMENT - (1.25%)
              6,300     Total System Services, Inc.                               (133,434)
                                                                               -----------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.03%)
              5,630     Vishay Intertechnology, Inc.                              (109,785)
                                                                               -----------
                      NETWORKING PRODUCTS - (2.08%)
              4,200     Black Box Corp.                                           (222,096)
                                                                               -----------
                      RETAIL - COMPUTER EQUIPMENT - (2.11%)
              4,200     CDW Computer Centers, Inc.                                (225,582)
                                                                               -----------
                      TELECOMMUNICATION SERVICES - (0.89%)
              5,400     Time Warner Telecom, Inc., Class A                         (95,526)
                                                                               -----------
                    TOTAL SECURITIES SOLD, NOT YET PURCHASED
                             (PROCEEDS $1,879,947)                             $(1,227,020)
                                                                               ===========

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTIONALLY BLANK.

STRATIGOS FUND, L.L.C.
RESULTS OF SPECIAL MEETING (UNAUDITED) - DECEMBER 31, 2001
--------------------------------------------------------------------------------

The Company held an Adjourned Special Meeting of Members on December 28, 2001. The purpose of the meeting was to approve the admission of Alkeon Capital Management, L.L.C. as a non-managing member of the Fund's adviser, CIBC Oppenheimer Advisers, L.L.C. A total of $5,759,800 of Interest in Stratigos Fund, L.L.C. and 52.032% of votes eligible to be cast at the Special Meeting, voted for the admission. The Members also elected four persons to serve as Managers of the Limited Liability Company. The following provides information concerning the matters voted on at the meeting:


I. Proposal to admit Alkeon Capital Management, L.L.C. as a non-managing member of the Adviser


                  VOTES FOR                 VOTES AGAINST             VOTES ABSTAINED
                  ----------                -------------             ---------------
                  $5,759,800                $142,735                  $276,176

II. Election of the Managers of the Limited Liability Company


                  NOMINEE                   VOTES FOR                 VOTES WITHHELD
                  -------                   ---------                 --------------
                  Jesse H. Ausubel          $5,719,425                $459,286
                  Charles F. Barber         $5,719,425                $459,286
                  Paul Belica               $5,719,425                $459,286
                  Howard M. Singer          $5,676,817                $501,893


STRATIGOS FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                        TERM OF OFFICE                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS AND POSITION(S)     AND LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         OVERSEEN BY
          WITH THE COMPANY               TIME SERVED            OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER          MANAGER
------------------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51                  Indefinite;           Director, Richard Lounsbery Foundation (1998 to                  4
Rockefeller University              Since Inception         Present);
Mail Stop 234                                               Director, Program for the Human Environment and Senior
1230 York Avenue                                            Research Associate, The Rockefeller University (1993 to
New York, New York 10021                                    Present);
Manager                                                     Program Director, Alfred P. Sloan Foundation (1994 to
                                                            Present);
                                                            Adjunct Scientist, Woods Hole Oceanographic Institution
                                                            (1995 to Present);
                                                            Member of the Board of Managers of Wynstone Fund,
                                                            L.L.C., Whistler Fund, L.L.C. and Xanthus Fund, L.L.C.,
                                                            which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Barber, 85                 Indefinite;           Consultant, Former Chairman of the Board, ASARCO                 4
66 Glenwood Drive                   Since Inception         Incorporated;
Greenwich, CT 06839                                         Director of 16 investment companies advised by Salomon
Manager                                                     Brothers Asset Management, Inc.;
                                                            Member of the Board of Managers of Wynstone Fund,
                                                            L.L.C., Whistler Fund, L.L.C. and Xanthus Fund, L.L.C.,
                                                            which are affiliates;
                                                            Director of The Asia Tigers Fund, Inc. and The India
                                                            Fund, Inc., which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul Belica, 81                       Indefinite;           Director/Trustee of four investment companies advised            4
359 Cedar Drive West                Since Inception         by PIMCO (2000 to Present);
Briarcliff Manor, NY 10501                                  Advisor, Salomon Smith Barney Inc. (1988 to 2000);
Manager                                                     Director, Deck House Inc. (1970 to 1999);
                                                            Director, Central European Value Fund (1994 to 1999);
                                                            Director, Surety Loan Funding Corporation (1998 to
                                                            Present);
                                                            Member of the Board of Managers of Wynstone Fund,
                                                            L.L.C., Whistler Fund, L.L.C. and Xanthus Fund, L.L.C.,
                                                            which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
                                                    INTESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38                  Indefinite;           Managing Director, Asset Management, CIBC World Markets          8
CIBC World Markets Corp.            Since Inception         Corp.;
622 Third Avenue, 8th Floor                                 Principal Individual General Partner of Augusta
New York, New York 10017                                    Partners, L.P. and Troon Partners, L.P., which are
Principal Manager                                           affiliates;
                                                            Member of the Board of Managers of Sawgrass Fund,
                                                            L.L.C., Alyeska Fund, L.L.C., Wynstone Fund, L.L.C.,
                                                            Whistler Fund, L.L.C. and Xanthus Fund, L.L.C., which
                                                            are affiliates;
                                                            Director of The Asia Tigers Fund, Inc. and The India
                                                            Fund, Inc., which are affiliates;
                                                            Member of the Management Board of Deauville Europe
                                                            Fund, L.L.C., which is an affiliate.
------------------------------------------------------------------------------------------------------------------------------------